Current and long-term debt - Hamburg Commercial Bank credit facility (Details)	1 Months Ended
	Nov. 30, 2019 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Apr. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,436,224,000	$ 2,541,678,000
Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		1,948,592,000	3,145,623,000
Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 43,650,000
Periodic borrowing payment amount	$ 800,000
Net debt to capitalization ratio	0.60
Consolidated tangible net worth	$ 1,000,000,000
Cumulative positive net income	25.00%
Net proceeds of equity issuance	50.00%
Hamburg Commercial Bank credit facility | Gross carrying amount
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 33,700,000	$ 37,000,000
Hamburg Commercial Bank credit facility | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis	2.25%
Consolidated Liquidity Requirement - Scenario One | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Covenant liquidity requirement amount	$ 25,000,000
Consolidated Liquidity Requirement - Scenario Two | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Consolidated liquidity requirement per each owned vessel	500,000
Consolidated liquidity requirement per each chartered-in vessel	$ 250,000
Borrowings, Financial Covenants, Period One | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Minimum ratio for fair value of vessels	134.00%
Tranche 1-refinance KEXIM two vessels | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity	$ 42,200,000
Ships to be installed with scrubbers | Hamburg Commercial Bank credit facility
Disclosure of detailed information about borrowings [line items]
Loan maximum borrowing capacity				$ 1,400,000